Convertible Debt (Details) - Schedule of Changes in the Balance of the Convertible Notes	9 Months Ended
Sep. 30, 2023 USD ($)
Schedule Of Changes In The Balance Of The Convertible Notes [Abstract]
Balance at December 31, 2022
Balance at December 31, 2022
Balance at September 30, 2023	8,000,000
Balance at September 30, 2023	7,207,000
Issuance of convertible promissory notes	11,000,000
Issuance of convertible promissory notes	10,120,000
Repayments of debt
Repayments of debt
Conversion of notes with ordinary shares	(3,000,000)
Conversion of notes with ordinary shares	(3,000,000)
Change in fair value of convertible promissory notes
Change in fair value of convertible promissory notes	$ 87,000